Consolidated Statements of Cash Flows (Parenthetical) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Statement of cash flows [abstract]
Income taxes paid	$ 601	$ 411